Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property and Equipment [Abstract]
Summary of property and equipment

	2016	2015

Brewery machinery and equipment	$752,180	$731,883
Keg asset	311,596	311,596
Office equipment	525	-
Software	4,320	4,320
Vehicles	63,097	59,399

	1,131,718	1,107,198

Accumulated depreciation	(667,152)	(638,159)

Property and equipment, net	$464,566	$469,039

	2015	2014

Brewery machinery and equipment	$731,883	$730,683
Keg asset	311,596	-
Capitalized keg lease	-	480,060
Software	4,320	-
Vehicles	59,399	12,000

	1,107,198	1,222,743

Accumulated depreciation	(638,159)	(1,045,153)

Property and equipment, net	$468,039	$177,590